Average Annual Total Returns{- Fidelity Freedom Index 2015 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2015 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Since Inception		F1902 Past 1 year	F1902 Past 5 years	F1902 Since Inception
Total	11.60%	8.60%	7.07%	[1]	Jun. 24, 2015	10.59%	7.02%	5.55%	[1]	Jun. 24, 2015	7.06%	6.38%	5.16%	[1]	Jun. 24, 2015	7.51%	4.44%	4.15%	[1]	11.62%	8.68%	7.16%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class